Vanguard Total Bond Market Index Fund Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard Total Bond Market Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard Total Bond Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard Total Bond Market ETF, an exchange-traded share class of Vanguard Total Bond Market Index Fund (the “Fund”), seeks to track the performance of a broad, market-weighted bond index.